Initial Public Offering (Details Narrative) - $ / shares			3 Months Ended
	Jan. 14, 2021	Nov. 20, 2020	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Units issued during the period, shares		2,156,250
Unit issued price		$ 0.012
Sale of Stock, Description of Transaction	In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial business combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s sponsor or its affiliates, without taking into account any founder shares held by the Company’s sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the initial business combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial business combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Warrant price	$ 0.01				$ 0.01
Description of redemption of warrants	the reported last sale price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during the period, shares			11,500,000
Unit issued price	$ 11.50			$ 12.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during the period, shares	11,500,000
Unit issued price	$ 10.00
Sale of Stock, Description of Transaction	Each Unit consists of one share of common stock, and one-half redeemable warrant to purchase one share of common stock at a price of $11.50 per whole share.
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during the period, shares	1,500,000
Unit issued price	$ 10.00